INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Before Income Taxes of Domestic And Foreign Operations

The components of Income before income taxes for the fiscal years ended March 31 are as follows:

(Amounts in thousands)	2012	2013	2014
United States	$62,719	$32,730	$29,121
Foreign	8,072	13,955	7,920

Total	$70,791	$46,685	$37,041

Schedule of Provision for Income Taxes

The components of the provision for income taxes for the fiscal years ended March 31 consisted of the following (amounts in thousands):

(Amounts in thousands)	2012	2013	2014
Current:
Federal	$26,089	$16,096	$22,021
State and local	4,731	3,217	4,141
Foreign	1,800	2,385	1,347

Total current tax provision	32,620	21,698	27,509
Deferred:
Federal	(4,199)	(3,828)	(3,768)
State and local	(766)	(698)	(1,800)
Foreign	(591)	(278)	634

Total deferred tax benefit	(5,556)	(4,804)	(4,934)

Total income tax provision	$27,064	$16,894	$22,575

Effective Tax Rate Varied From Statutory Federal Income Tax Rate

For the fiscal years ended March 31, our effective tax rate varied from the statutory Federal income tax rate as a result of the following factors:

(Amounts in thousands)	2012	2013	2014
Federal statutory rate	35.0%	35.0%	35.0%
Redeemable Convertible Preferred Stock dividend	(0.3)	(0.5)	(9.3)
ESOP stock appreciation	2.2	5.0	6.8
ESOP compensation for Special Dividend on unallocated shares	—	—	21.1
Effect of tax rate of foreign subsidiaries	(1.5)	(4.4)	0.3
State and local taxes – net of federal income tax benefit	3.6	3.0	2.7
Noncontrolling interest	(0.5)	(1.5)	(1.7)
Uncertain tax position change	—	—	10.8
Qualified production activity credit	(2.4)	(1.9)	(4.6)
Other	1.8	1.2	(0.2)

Effective rate	37.9%	35.9%	60.9%

Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31 were comprised of:

(Amounts in thousands)	2013	2014
Deferred tax assets:
State income taxes	$3,915	$3,285
ESOP loan repayment	1,529	1,493
Receivable and other allowances	1,631	1,055
Goodwill	2,428	3,304
Other assets and liabilities	2,676	6,250

Total deferred tax assets	12,179	15,387
Deferred tax liabilities:
Intangible assets	18,178	14,561
Property, plant and equipment	51,711	54,336
Inventory and other assets and liabilities	14,538	10,402

Total deferred tax liabilities	84,427	79,299

Net deferred tax liability	$72,248	$63,912

Net current deferred tax assets were included in Deferred income taxes and other current assets on the Consolidated Balance Sheets. The related balances at March 31 were as follows:

(Amounts in thousands)	2013	2014
Net current deferred tax assets	$1,867	$5,257

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits

A reconciliation of beginning and ending amount of unrecognized tax benefits for the years ended March 31, 2012, March 31, 2013 and 2014 is as follows:

(Amounts in thousands)
Balance as of March 31, 2012	$1,615
Increases in tax positions in prior periods	—
Increases in current period tax positions	—
Lapse in statute of limitations	—
Settlement of uncertain tax positions with tax authorities	—

Balance as of March 31, 2013	$1,615
Increases in tax positions in prior periods	1,369
Increases in current period tax positions	2,954
Lapse in statute of limitations	—
Settlement of uncertain tax positions with tax authorities	—

Balance as of March 31, 2014	$5,938